Consolidated Statement of Comprehensive Income/(Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Currency translation effects, tax expense (benefit)	$ (6)
Actuarial gains/(losses) from defined benefit plans, tax expense (benefit)	$ 11	$ (13)	$ (11)
Fair value adjustments on equity securities, tax expense (benefit)		$ (3)	$ (5)